CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2024
CONSOLIDATED FINANCIAL STATEMENTS
CONSOLIDATED FINANCIAL STATEMENTS

NOTE 3 — CONSOLIDATED FINANCIAL STATEMENTS

3.1 — Subsidiaries

Listed below are the significant consolidated subsidiaries:

		Equity Interests
Consolidated company	Country	Total capital (*)
		2024	2023	2022
Gerdau GTL Spain S.L.	Spain	100.00	100.00	100.00
Gerdau Internacional Empreendimentos Ltda. - Grupo Gerdau	Brazil	100.00	100.00	100.00
Gerdau Ameristeel Corporation and subsidiaries (1)	USA/Canada	100.00	100.00	100.00
Gerdau Açominas S.A.	Brazil	99.86	99.86	99.86
Gerdau Aços Longos S.A. and subsidiaries (2)	Brazil	99.83	99.83	99.83
Gerdau Steel Inc.	Canada	100.00	100.00	100.00
Paraopeba - Fixed-income investment fund (3)	Brazil	84.49	75.36	47.34
Gerdau Hungria Holdings Limited Liability Company	Hungary	100.00	100.00	100.00
GTL Equity Investments Corp.	British Virgin Islands	100.00	100.00	100.00
Empresa Siderúrgica del Perú S.A.A. - Siderperú	Peru	90.03	90.03	90.03
Gerdau GTL México, S.A. de C.V.	Mexico	100.00	100.00	100.00
Seiva S.A. - Florestas e Indústrias	Brazil	97.73	97.73	97.73
Gerdau Laisa S.A.	Uruguai	100.00	100.00	100.00
Sipar Gerdau Inversiones S.A.	Argentina	99.99	99.99	99.99
Sipar Aceros S.A. and subsidiary (4)	Argentina	99.98	99.98	99.98
Gerdau Trade Inc.	British Virgin Islands	100.00	100.00	100.00
Gerdau Next S.A. and subsidiaries (5)	Brazil	100.00	100.00	100.00

(*)The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly in the subsidiary.

(1)  Subsidiaries: Gerdau Ameristeel US Inc., GUSAP III LLP, GNA Financing Inc., Gerdau Macsteel Inc. and Chaparral Steel Company.
(2)  Subsidiaries: Gerdau Açominas Overseas Ltd. and SPEs Barro Alto Solar Park (SPE Barro Alto V, SPE Barro Alto VI and SPE Barro Alto VII).
(3)  Fixed-income investment fund managed by Santander Bank. The participation shown refers to the balances applied by the Company in relation to the total fund each year.
(4)  Subsidiary: Siderco S.A.
(5)Subsidiaries: G2L Logística S.A., G2base Fundações e Contenções Ltda, G2 Adições Minerais e Químicas Ltda., Gerdau Ventures Participações Ltda, Circulabi S.A., Sul Renováveis Participações S.A. and Cluster Industrial S.A.

In June 2022, the Company acquired an additional interest of 3.65% in the subsidiary Siderúrgica Latino Americana S.A., subsequently incorporating it into the subsidiary Gerdau Aços Longos S.A., which resulted in the recognition of a loss of R$ 33,845 in the equity attributable to the equity holders of the parent as a result of transactions with non-controlling shareholders. The other amounts involved in these transactions and their impact on the financial statements are not considered material by the Management of the Company.

3.2 — Joint ventures

Listed below are the interests in joint ventures:

		Equity Interests
Joint ventures	Country	Total capital (*)
		2024	2023	2022
Bradley Steel Processors	Canada	50.00	50.00	50.00
MRM Guide Rail	Canada	50.00	50.00	50.00
Gerdau Corsa S.A.P.I. de CV	Mexico	75.00	75.00	75.00
Gerdau Summit Aços Fundidos e Forjados S.A.	Brazil	58.73	58.73	58.73
Juntos Somos Mais Fidelização S.A.	Brazil	27.47	27.16	27.50
Addiante S.A.	Brazil	50.00	50.00	50.00
Brasil ao Cubo S.A.	Brazil	44.66	44.66	—
MRS Logística S.A.	Brazil	1.32	1.32	1.32
Ubiratã Tecnologia S.A.	Brazil	—	50.00	50.00
Gerdau Metaldom Corp. (Note 3.4)	Dominican Rep.	—	50.00	50.00
Diaco S.A. (Note 3.4)	Colombia	—	49.85	49.87

(*)  The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly held in the joint venture.

Although the Company owns more than 50% of Gerdau Corsa S.A.P.I. de C.V. and Gerdau Summit Aços Fundidos e Forjados S.A., it does not consolidate the financial statements of these joint venture entities, due to joint control agreements with the other shareholders that prevent the Company from controlling the decisions in conducting the joint venture’s business. The Company has a 1.32% interest in MRS Logística S.A. and, due to the existence of a shareholders’ agreement, it is characterized as a joint venture entity with significant influence outlined in the accounting standard for applying the equity method.

In August 2024, the Company sold its shares of Ubiratã Tecnologia S.A., without determining any material losses in relation to the equity value recorded in the financial statements.

The Company presents the joint venture information in aggregate, since the investments in these entities are not individually material. The summarized financial information of these joint ventures, accounted for under the equity method, is presented below:

	Joint ventures
Joint ventures	2024	2023	2022
Cash and cash equivalents	4,885,784	4,946,614	1,814,875
Total current assets	8,646,770	10,830,003	7,372,417
Total non-current assets	19,743,779	19,799,735	17,335,390
Short-term debt	947,126	1,387,985	1,185,768
Total current liabilities	5,063,501	7,153,365	6,234,168
Long-term debt	8,952,910	6,509,894	4,525,956
Total non-current liabilities	11,436,979	9,547,371	7,590,663
Net sales	13,996,168	20,054,786	20,570,831
Cost of sales	(9,659,890)	(12,364,560)	(15,547,621)
Income before financial income (expences) and taxes	3,404,073	4,516,140	4,214,706
Financial income	1,526,541	736,790	844,954
Financial expenses	(2,039,335)	(1,585,142)	(1,568,494)
Income and social contribution taxes	(870,477)	(827,060)	(872,898)
Net income	1,945,071	2,573,019	2,587,185
Depreciation and amortization	1,314,812	1,241,155	1,354,500
Total comprehensive income for the year, net of tax	1,945,071	2,580,649	2,584,737

3.3 — Associate companies

Listed below is the interest in associate companies:

		Equity interests
Associate companies	Country	Total capital (*)
		2024	2023	2022
Dona Francisca Energética S.A.	Brazil	53.94	51.82	51.82
Newave Energia S.A.	Brazil	40.00	33.33	—

(*)  The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly.

In July 2024, the Company acquired an additional 2.12% of capital shares in Dona Francisca Energética S.A. for R$7 million.

The Company does not consolidate the Financial Statements of Dona Francisca Energética S.A. despite holding more than 50% of the total capital of this affiliate, due to protection rights granted to other shareholders that prevent the Company from fully implementing decisions regarding the conduct of the affiliate’s business.

The Company presents the associate companies information in aggregate, since the investments in these entities are not individually material. The summarized financial information of the associate company, accounted for under the equity method, is presented below:

	Associate companies
Associate companies	2024	2023	2022
Cash and cash equivalents	89,078	138,389	12
Total current assets	173,927	165,048	10,148
Total non-current assets	1,064,426	424,053	165,267
Total current liabilities	54,664	122,308	22,374
Total non-current liabilities	53,305	7,965	31,266
Net sales	231,495	80,312	66,163
Cost of sales	(136,254)	(41,022)	(32,368)
Income before financial income (expences) and taxes	50,805	(15,033)	32,703
Financial income	2,685	33,528	1,187
Financial expenses	(2,619)	(4,793)	(6,359)
Income and social contribution taxes	(16,617)	(2,557)	(3,009)
Net income	34,254	9,134	24,522
Depreciation and amortization	16,165	10,329	11,646
Total comprehensive income for the year, net of tax	34,254	9,134	24,522

3.4 — Results in operations with joint ventures

On January 17, 2024, the Company signed an agreement for the sale of all its equity interests of 49.85% in the joint venture Diaco S.A. (and subsidiaries) and 50.00% in the joint venture Gerdau Metaldom Corp (and subsidiaries), whose acquirer is the INICIA Group, Gerdau’s partner in these companies, which were part of the Company’s South America Segment and were recorded by the equity method. The transaction took place at a base price corresponding to US$ 325 million (equivalent to R$ 1.5 billion on the date of the transaction) and it is in line with its capital allocation strategy, focusing on the growth and competitiveness of assets with greater potential for long-term value generation. Throughout the first quarter of 2024, after compliance with the corresponding conditions precedent, the transactions were concluded and, as a result of the sale of these interests, the Company recognized a gain of R$ 808.4 million in the line of Results in operations with joint ventures in the Statement of Income, which includes the amount of R$ 407.6 million reclassified from Cumulative translation adjustment, as presented in the Statement of Comprehensive Income, to the income.

3.5 — Acquisition of joint venture, associate company and subsidiaries

a) On January 10, 2023, the Company converted into equity interest a convertible loan with the Brasil ao Cubo S.A. in the amount of R$ 141 million. On the same date, the Company also acquired some shareholdings from the original shareholders in the amount of R$ 37 million and, as a result of these operations, became the holder of 44.66% of the total capital of this company. Brasil ao Cubo S.A. operates in the construction of buildings, the manufacture of metallic structures, the manufacture of metal frames, the manufacture of locksmith articles, with the exception of frames, retail trade of construction materials in general and engineering services.

b) On March 15, 2023, the Company’s subsidiary Gerdau Next S.A. (“Gerdau Next”) and Fundo Newave Energia I Advisory Fundo de Investimento em Participações Multiestratégia (“NW Capital”), signed an agreement for the subscription of an equity interest in the share capital of Newave Energia S.A. (“Newave”) by Gerdau Next and NW Capital, in the proportions of 33.33% and 66.67%, respectively. On December 31, 2023, the amount paid in by the Company is R$ 388 million.

c) On September 17, 2024, Gerdau Ameristeel US Inc., subsidiary of Gerdau in North America, signed an agreement to acquire the entire ferrous and non-ferrous scrap processing and recycling business of Dales Recycling Partnership. The acquisition price of approximately US$57.4 million (equivalent to R$331.9 million), paid in cash with own resources. The acquisition generated a goodwill of R$116,396, aims to increase Gerdau’s captive ferrous scrap supply through proprietary channels, supplying raw material to its operations at a competitive cost. The Company also clarifies that this acquisition is aligned with its strategy of growth and competitiveness of operations through assets with greater potential for long-term value generation and expansion of its presence in more profitable markets for its business. The closing of the transaction occurred on November 1, 2024, the date from which Gerdau Ameristeel US Inc. will have control over the Dales Recycling business.

The Company has completed the assessment of the fair value of the assets and liabilities of Dales Recycling and the following table summarizes the fair value of the assets and liabilities at the date of acquisition of control of the company:

			Fair value
		Acquisition	of the
	Book Value	Adjustments	acquisition
Inventories	2,524	—	2,524
Property, plant and equipment	200,268	12,677	212,945
Assets	202,792	12,677	215,469
Goodwill	—	116,396	116,396
Total assets	202,792	129,073	331,865

The amounts recognized as revenue and net income in the year, attributable to Dales Recycling, included in the Company’s Consolidated Financial Statements since the date of acquisition are not material. Additionally, the revenue and net income that would have been generated by Dales Recycling for the year ended December 31, 2024, if control had been obtained at the beginning of the year, would also not be significant.

d) On December 6, 2024, the Company and its subsidiary Gerdau Aços Longos S.A. entered into instruments with Newave Energia S.A. for the full acquisition of three Special Purpose Entities (SPEs) in the Barro Alto Solar Park, which is under construction in Barro Alto, in the state of Goiás, and through this acquisition, the Company now holds the right to all of the solar energy to be generated by them.

The acquisition of the three SPEs by the Company represents an investment of approximately R$600 million, of which R$300 million comes from its own capital (to be disbursed according to the project execution schedule) and R$300 million comes from financing from the Superintendência de Desenvolvimento do Centro-Oeste (Sudeco), operated by Banco do Brasil. As of December 31, 2024, the Company has already invested R$123,818 in these SPEs.